Accounts and notes payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts and notes payable
Summary of accounts and notes payable

	As of December 31,
	2024	2025
	RMB	RMB
Accounts payable	295,490	303,551
Notes payable (i)	163,048	100,157
Total accounts and notes payable	458,538	403,708
(i)

The Group’s notes payable mainly include short-term notes, typically with terms of 91 to 93 days which are provided to the Group’s suppliers and manufacturers. Notes payable as of December 31, 2024 and December 31, 2025 were secured by restricted cash of RMB24,052 and RMB17,337 held in commercial banks.